Warrants	9 Months Ended
Sep. 30, 2015
Warrants and Rights Note Disclosure [Abstract]
Warrants

Note 7 - Warrants

In addition to the Lambda warrants exercised and discussed in Note 5, for the nine months ended September 30, 2015, 2,127 shares of common stock were issued as a result of additional warrants exercised, resulting in proceeds of $851.